Subsequent Events (Details) - Schedule of subsequently to quarter - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	May 29, 2020	Feb. 28, 2023	Dec. 31, 2008	Dec. 18, 2022	Nov. 30, 2021
Promissory Notes One [Member]
Subsequent Events (Details) - Schedule of subsequently to quarter [Line Items]
Debt instrument interest rate			15.00%
Promissory Notes Two [Member]
Subsequent Events (Details) - Schedule of subsequently to quarter [Line Items]
Debt instrument interest rate			15.00%
Promissory Notes Three [Member]
Subsequent Events (Details) - Schedule of subsequently to quarter [Line Items]
Debt instrument interest rate			15.00%
Unique Logistics International, Inc. [Member]
Subsequent Events (Details) - Schedule of subsequently to quarter [Line Items]
Debt Instrument, Maturity Date	May 29, 2023
Debt Instrument, Face Amount			$ 10,000,000,000,000	$ 35,000,000
Debt instrument interest rate					6.00%
Unique Logistics International, Inc. [Member] | Promissory Notes One [Member]
Subsequent Events (Details) - Schedule of subsequently to quarter [Line Items]
Debt Instrument, Maturity Date		Mar. 07, 2023	Mar. 07, 2023
Debt Instrument, Face Amount		$ 4,500,000	$ 4,500,000,000,000
Debt instrument interest rate		15.00%
Unique Logistics International, Inc. [Member] | Promissory Notes Two [Member]
Subsequent Events (Details) - Schedule of subsequently to quarter [Line Items]
Debt Instrument, Maturity Date		Apr. 07, 2023	Apr. 07, 2023
Debt Instrument, Face Amount		$ 5,000,000	$ 5,000,000,000,000
Debt instrument interest rate		15.00%
Unique Logistics International, Inc. [Member] | Promissory Notes Three [Member]
Subsequent Events (Details) - Schedule of subsequently to quarter [Line Items]
Debt Instrument, Maturity Date		Jun. 30, 2023	Jun. 30, 2023
Debt Instrument, Face Amount		$ 5,000,000	$ 500,000,000,000
Debt instrument interest rate		15.00%